Schedule of Future Minimum Rental Payments for Operating Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
FRANCE [Member]
2013	€ 297
2014	297
2015	297
2016	297
2017	272
Total	1,460
JAPAN [Member]
2013	124
2014	0
2015	0
2016	0
2017	0
Total	€ 124